DEBT - Narrative (Details) $ / shares in Units, shares in Thousands	1 Months Ended						3 Months Ended		12 Months Ended		24 Months Ended
	Oct. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Feb. 28, 2022 USD ($) tranche $ / shares shares	Jun. 30, 2021 USD ($)	Nov. 30, 2020 USD ($)	Jul. 31, 2020 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 31, 2022 USD ($)
Debt Instrument [Line Items]
Proceeds from the issuance of debt									$ 0	$ 128,863,000
Reclassification of warrant liabilities to equity										712,000
Secured Debt
Debt Instrument [Line Items]
Debt interest expense							$ 8,100,000	$ 7,600,000
Amortization of debt discount and accretion							1,200,000	$ 1,200,000
2020 Loan Agreement | Secured Debt
Debt Instrument [Line Items]
Proceeds from the issuance of debt											$ 200,000,000
Term loan							$ 200,000,000		$ 200,000,000
Annual interest rate (as a percent)							8.30%		8.30%
Equal payments of principal and interest period if interest only period is extended (in months)							23 months		23 months
Upfront licensing or partnership proceeds raised							$ 100,000,000		$ 100,000,000
Equal payments of principal period if interest only period is extended (in months)							11 months		11 months
Percentage of principal amount for final payment (as a percent)							9.00%		9.00%
Periodic payment terms, final payment amount							$ 18,000,000		$ 18,000,000
Minimum cash balance							$ 20,000,000		20,000,000
Debt interest expense									31,800,000	18,200,000
Amortization of debt discount and accretion									$ 4,900,000	3,400,000
2020 Loan Agreement | Secured Debt | Warrants Issued Concurrently With 2022 Loan Agreement
Debt Instrument [Line Items]
Warrants issued (in shares) | shares			40
Warrant price (in dollars per share) | $ / shares			$ 45.00
Reclassification of warrant liabilities to equity			$ 700,000
2020 Loan Agreement | Secured Debt | Minimum
Debt Instrument [Line Items]
Prepayment fee (as a percent)							1.00%		1.00%
2020 Loan Agreement | Secured Debt | Maximum
Debt Instrument [Line Items]
Prepayment fee (as a percent)							3.00%		3.00%
2020 Loan Agreement | Secured Debt | SOFR | Debt Instrument Rate One
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)							0.10%		0.10%
2020 Loan Agreement | Secured Debt | SOFR | Debt Instrument Rate Two
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)							8.19%		8.19%
2020 Term A | Secured Debt
Debt Instrument [Line Items]
Proceeds from the issuance of debt						$ 10,000,000
Term loan							$ 10,900,000		$ 10,900,000	10,900,000
2020 Term B | Secured Debt
Debt Instrument [Line Items]
Proceeds from the issuance of debt					$ 20,000,000
Term loan							21,800,000		21,800,000	21,800,000
2020 Term C | Secured Debt
Debt Instrument [Line Items]
Proceeds from the issuance of debt				$ 40,000,000
Term loan							43,600,000		43,600,000	43,600,000
2020 Term D | Secured Debt
Debt Instrument [Line Items]
Proceeds from the issuance of debt			$ 40,000,000
Number of additional tranches available upon contingent events | tranche			3
Term loan							43,600,000		43,600,000	43,600,000
2020 Term E | Secured Debt
Debt Instrument [Line Items]
Proceeds from the issuance of debt		$ 30,000,000
Term loan							32,700,000		32,700,000	32,700,000
2020 Term F | Secured Debt
Debt Instrument [Line Items]
Proceeds from the issuance of debt		$ 30,000,000
Term loan							32,700,000		32,700,000	32,700,000
2020 Term G | Secured Debt
Debt Instrument [Line Items]
Proceeds from the issuance of debt	$ 30,000,000
Term loan aggregate amount	$ 30,000,000										$ 30,000,000
Term loan							$ 32,700,000		$ 32,700,000	$ 32,700,000